EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JULY 20, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and SAI, and retain it for future reference. You may obtain an additional copy of the Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change to the EQ/Equity Growth PLUS Portfolio (“Portfolio”).

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Information Regarding

EQ/Equity Growth PLUS Portfolio

The following information replaces in its entirety information in the table in the section of the Prospectus entitled: “Who Manages the Portfolio-Adviser: BlackRock Capital Management, Inc. (“BlackRock Capital”).

Name	Title	Date Began Managing a Portion of the Portfolio
Jeffrey Lindsey, CFA	Managing Director of BlackRock, Inc. an affiliate of BlackRock Capital	September 2009
Bryan Krause	Director of BlackRock, Inc. an affiliate of BlackRock Capital	July 2012

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The second, third and fourth paragraphs in the section of the Prospectus entitled: “Management of the Trust-the Advisers-BlackRock Capital Management, Inc. hereby are deleted in their entirety and replaced with the following information:

The management of an investment decisions for the Active allocated Portion of the EQ/Equity Growth PLUS Portfolio will be the joint and primary responsibility of Jeffrey R. Lindsey, CFA and Bryan Krause.

Jeffrey R. Lindsey, CFA, is Managing Director and Portfolio Manager of BlackRock Inc.’s Large Growth Equity team since January 2005. BlackRock, Inc. is an affiliate of BlackRock Capital. Prior thereto, he was Chief Investment Officer-Growth of State Street Research & Management, overseeing all growth and core products.

Bryan Krause, is Director and Portfolio Manager of BlackRock Inc. since 2009. He has been a Portfolio Manager and Analyst for BlackRock’s Fundamental Large Cap Growth Equity team since 2002.

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